Fees Summary	Sep. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 266,000
Previously Paid Amount	0.00
Total Fee Amount	40.72
Total Offset Amount	0.00
Net Fee	40.72
Narrative - Max Aggregate Offering Price	$ 266,000
Final Prospectus	true